Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Share-based payment arrangements
Assumptions used in valuation of warrants and options

	2012	2011	2010
Expected volatility	27%	26%	30%
Dividend yield	3.60%	2.44%	2.35%
Expected term	6 years	6 years	6 years
Risk-free interest rate	0.30%	1.59%	1.20%

Summary of activity, warrants and options

	Number of instruments (in millions)	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2012	165.6	33.1	25.56
Granted	86.8	17.4	16.07
Exercised(4)	(4.1)	(0.8)	15.30
Forfeited	(4.5)	(0.9)	21.36
Expired	(1.3)	(0.3)	31.58

Outstanding at December 31, 2012	242.5	48.5	22.38	3.7	45.8

Vested and expected to vest at December 31, 2012	228.6	45.7	22.46	3.6	42.8
Exercisable at December 31, 2012	84.2	16.8	27.05	1.6	0.8
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to approximately $14 million. The shares were delivered out of treasury stock.

Summary of warrants and options, by exercise price

Presented below is a summary, by launch, related to instruments outstanding at December 31, 2012:

Exercise price (in Swiss francs)(1)	Number of instruments (in millions)	Number of shares (in millions)(2)	Weighted-average remaining contractual term (in years)
26.00	25.9	5.2	0.4
36.40	27.1	5.4	1.4
19.00	22.8	4.6	2.4
22.50	37.0	7.4	3.4
25.50	44.3	8.9	4.4
15.75	69.7	13.9	5.4
17.50	15.7	3.1	5.4

Total number of instruments and shares	242.5	48.5	3.7

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs (in millions)
Outstanding at January 1, 2012	61.3
Granted	17.3
Exercised	(11.5)
Expired	(0.3)

Outstanding at December 31, 2012	66.8

Exercisable at December 31, 2012	30.4

Assumptions used for ESAP fair value calculation

	2012	2011	2010
Expected volatility	23%	33%	27%
Dividend yield	3.45%	3.13%	2.49%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0%	0.26%

Summary of activity, ESAP

	Number of shares (in millions)(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2012	4.9	15.98
Granted	4.4	17.08
Forfeited	(0.3)	15.99
Exercised(4)	(2.3)	15.98
Not exercised (savings returned plus interest)	(2.3)	15.98

Outstanding at December 31, 2012	4.4	17.08	0.8	7.4

Vested and expected to vest at December 31, 2012	4.2	17.08	0.8	7.1
Exercisable at December 31, 2012	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise was approximately $40 million and the corresponding tax benefit was not significant. The shares were delivered out of treasury stock.

Summary of activity, LTIP

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1) (in thousands)	Only Cash Settlement(2) (in thousands)	Total (in thousands)	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2012	1,854	497	2,351	13.25
Granted	868	516	1,384	15.21
Vested	(205)	—	(205)	20.75
Expired(3)	(885)	(20)	(905)	7.33
Forfeited	(9)	—	(9)	21.57

Nonvested at December 31, 2012	1,623	993	2,616	15.72

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's performance condition were not satisfied.

Assumptions used for cash-settled awards under LTIP

	December 31,
	2012		2011
Cash-settled awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.2	48.4	16.6	49.8
—Risk-free rates (%)	1.0	3.1	1.0	3.7
—Equity betas	0.85	1.24	0.86	1.26
—Equity risk premiums (%)	5.0	7.0	5.0	7.0